Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Revenues:
Net product sales	$ 224,502	$ 237,338	$ 507,020	$ 285,797	$ 549,920	$ 780,797	$ 887,495	$ 980,631
Other product related revenues	9,167	8,801	16,845	8,536	15,885	23,071	38,643	28,243
Total revenues	233,669	246,139	523,865	294,333	565,805	803,868	926,138	1,008,874
Cost of goods sold, excluding amortization expense	133,304	157,893	311,985	138,371	303,175	431,174	526,288	620,904
Amortization expense	41,465	42,801	81,536	12,808	21,630	30,344	13,106	14,439
Total cost of goods sold	174,769	200,694	393,521	151,179	324,805	461,518	539,394	635,343
Gross margin	58,900	45,445	130,344	143,154	241,000	342,350	386,744	373,531
Operating expenses:
Research and development	25,811	19,383	46,035	20,716	50,616	66,606	46,538	50,369
Selling, general and administrative	36,822	45,525	77,617	39,667	81,826	165,604	173,378	192,504
Intangible asset impairment	466	0	466	0	2,000	5,700	0	0
Settlements and loss contingencies, net	3,300	10,059	3,300	0	45,000	45,000	190,560	3,762
Restructuring costs	0	241	1,816	0	0	0	26,986	0
Total operating expenses	66,399	75,208	129,234	60,383	179,442	282,910	437,462	246,635
Gain on sale of product rights and other		0				0	125	6,025
Operating (loss) income	(7,499)	(29,763)	1,110	82,771	61,558	59,440	(50,593)	132,921
Gain (loss) on marketable securities and other investments, net		0				0	237	3,459
Gain on bargain purchase		5,500				0	0	0
Interest income	20	50	56	140	276	424	736	1,257
Interest expense	(23,612)	(25,985)	(47,648)	(3,069)	(6,163)	(9,159)	(2,676)	(2,905)
Loss on debt extinguishment	0		(7,335)	0	0
(Loss) income from continuing operations before provision for income taxes	(31,091)	(50,198)	(53,817)	79,842	55,671	50,705	(52,296)	134,732
(Benefit) provision for income taxes	(9,300)	(17,682)	(17,280)	28,565	33,117	29,447	(5,996)	41,980
(Loss) income from continuing operations		(32,516)		51,305		21,258	(46,300)	92,752
Discontinued operations:
Provision (benefit) for income taxes		29				83	(20,155)	21
(Loss) income from discontinued operations		(29)		(28)		(83)	20,155	(21)
Net (loss) income	$ (21,791)	$ (32,545)	$ (36,537)	$ 51,277	$ 22,554	$ 21,175	$ (26,145)	$ 92,731